Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Finished goods	$ 42,251	$ 37,823
Work-in-process	164	3,809
Raw materials	45,991	26,363
Total Inventory	$ 88,406	$ 67,995